UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-08673

Dreyfus Investment Portfolios
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	12/31
Date of reporting period:	03/31/17

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Investment Portfolios, Core Value Portfolio
March 31, 2017 (Unaudited)

Common Stocks - 99.8%	Shares		Value ($)
Automobiles & Components - .7%
Goodyear Tire & Rubber	5,938		213,768
Banks - 11.4%
Bank of America	45,005		1,061,668
BB&T	4,514		201,776
JPMorgan Chase & Co.	15,597		1,370,040
PNC Financial Services Group	3,627		436,110
SunTrust Banks	5,069		280,316
			3,349,910
Capital Goods - 9.0%
General Dynamics	2,901		543,067
Honeywell International	3,492		436,046
L3 Technologies	1,775		293,390
Quanta Services	6,894	[a]	255,836
Raytheon	3,384		516,060
United Technologies	5,385		604,251
			2,648,650
Diversified Financials - 12.3%
American Express	3,720		294,289
Ameriprise Financial	2,280		295,670
Berkshire Hathaway, Cl. B	8,133	[a]	1,355,608
Capital One Financial	1,790		155,121
Goldman Sachs Group	1,745		400,861
Raymond James Financial	3,776		287,958
Synchrony Financial	13,044		447,409
Voya Financial	9,998		379,524
			3,616,440
Energy - 12.4%
Anadarko Petroleum	8,759		543,058
EOG Resources	7,170		699,434
Halliburton	11,947		587,912
Marathon Petroleum	4,276		216,109
Occidental Petroleum	10,706		678,332
Phillips 66	4,996		395,783
Pioneer Natural Resources	1,631		303,741

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.8% (continued)	Shares		Value ($)
Energy - 12.4% (continued)
Valero Energy	3,426		227,110
			3,651,479
Exchange-Traded Funds - .4%
iShares Russell 1000 Value ETF	1,028	[b]	118,158
Food & Staples Retailing - 1.1%
Walgreens Boots Alliance	3,803		315,839
Food, Beverage & Tobacco - 8.4%
Coca-Cola	7,222		306,502
Coca-Cola European Partners	6,028		227,195
Conagra Foods	7,199		290,408
Kellogg	5,989		434,861
Kraft Heinz	3,286		298,402
Lamb Weston Holdings	3,398		142,920
Molson Coors Brewing, Cl. B	6,228		596,082
Mondelez International, Cl. A	4,327		186,407
			2,482,777
Health Care Equipment & Services - 7.2%
Abbott Laboratories	7,919		351,683
Aetna	1,801		229,718
AmerisourceBergen	3,324		294,174
Boston Scientific	9,137	[a]	227,237
Hologic	3,722	[a]	158,371
Humana	1,023		210,881
Laboratory Corporation of America Holdings	1,589	[a]	227,974
UnitedHealth Group	2,596		425,770
			2,125,808
Insurance - 5.3%
Allstate	3,673		299,313
Athene Holding, Cl. A	6,622		331,034
Chubb	2,144		292,120
Hartford Financial Services Group	2,973		142,912
Prudential Financial	4,725		504,063
			1,569,442
Materials - 6.8%
CF Industries Holdings	12,527	[b]	367,667
Dow Chemical	4,584		291,267
Martin Marietta Materials	1,415		308,824
Newmont Mining	10,156		334,742
Packaging Corporation of America	4,592		420,719

Common Stocks - 99.8% (continued)	Shares		Value ($)
Materials - 6.8% (continued)
Vulcan Materials	2,416		291,080
			2,014,299
Media - 3.3%
Comcast, Cl. A	9,806		368,608
Omnicom Group	6,963		600,280
			968,888
Pharmaceuticals, Biotechnology & Life Sciences - 3.7%
Bristol-Myers Squibb	2,586		140,627
Eli Lilly & Co.	2,635		221,630
Merck & Co.	11,559		734,459
			1,096,716
Real Estate - 1.1%
Uniti Group	12,635		326,615
Semiconductors & Semiconductor Equipment - 1.8%
Texas Instruments	6,446		519,290
Software & Services - 4.0%
Alphabet, Cl. A	261	[a]	221,276
eBay	6,613	[a]	221,998
Oracle	11,495		512,792
Teradata	7,106	[a,b]	221,139
			1,177,205
Technology Hardware & Equipment - 5.9%
Apple	3,086		443,335
Cisco Systems	19,482		658,492
Corning	11,667		315,009
Harris	2,755		306,549
			1,723,385
Telecommunication Services - 3.0%
AT&T	21,404		889,336
Transportation - .8%
Delta Air Lines	4,816		221,343
Utilities - 1.2%
FirstEnergy	10,677		339,742
Total Common Stocks (cost $24,243,893)			29,369,090

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral for Securities Loaned - 1.4%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Money Market Fund, Hamilton Shares
(cost $425,468)	425,468 [c]	425,468
Total Investments (cost $24,669,361)	101.2%	29,794,558
Liabilities, Less Cash and Receivables	(1.2%)	(363,327)
Net Assets	100.0%	29,431,231
ETF—Exchange-Traded Fund

[a] Non-income producing security.
[b] Security, or portion thereof, on loan. At March 31, 2017, the value of the fund’s securities on loan was $701,026 and the value of the collateral held by the fund was $786,544, consisting of cash collateral of $425,468 and U.S. Government & Agency securities valued at $361,076.
[c] Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Energy	12.4
Diversified Financials	12.3
Banks	11.4
Capital Goods	9.0
Food, Beverage & Tobacco	8.4
Health Care Equipment & Services	7.2
Materials	6.8
Technology Hardware & Equipment	5.9
Insurance	5.3
Software & Services	4.0
Pharmaceuticals, Biotechnology & Life Sciences	3.7
Media	3.3
Telecommunication Services	3.0
Semiconductors & Semiconductor Equipment	1.8
Money Market Investment	1.4
Utilities	1.2
Real Estate	1.1
Food & Staples Retailing	1.1
Transportation	.8
Automobiles & Components	.7
Exchange-Traded Funds	.4
101.2

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Investment Portfolios, Core Value Portfolio
March 31, 2017 (Unaudited)

The following is a summary of the inputs used as of March 31, 2017 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	29,250,932	-	-	29,250,932
Exchange-Traded Funds	118,158	-	-	118,158
Registered Investment
Company	425,468	-	-	425,468

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At March 31, 2017, accumulated net unrealized appreciation on investments was $5,125,197, consisting of $5,347,829 gross unrealized appreciation and $222,632 gross unrealized depreciation.

At March 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Investment Portfolios, MidCap Stock Portfolio
March 31, 2017 (Unaudited)

Common Stocks - 99.6%	Shares		Value ($)
Banks - 5.2%
Cathay General Bancorp	69,395		2,614,804
Commerce Bancshares	5,187		291,302
East West Bancorp	15,465		798,149
First Horizon National	156,960		2,903,760
Synovus Financial	79,590		3,264,782
			9,872,797
Capital Goods - 16.7%
A.O. Smith	23,000		1,176,680
BWX Technologies	55,610		2,647,036
Curtiss-Wright	29,600		2,701,296
Donaldson	71,200		3,241,024
GATX	33,585	[a]	2,047,342
HD Supply Holdings	60,615	[b]	2,492,792
Huntington Ingalls Industries	5,585		1,118,340
Jacobs Engineering Group	3,400		187,952
Lennox International	19,915	[a]	3,331,779
Oshkosh	42,800		2,935,652
Owens Corning	28,590		1,754,568
Spirit AeroSystems Holdings, Cl. A	39,955		2,314,194
Toro	51,500		3,216,690
Woodward	38,470		2,612,882
			31,778,227
Commercial & Professional Services - .6%
FTI Consulting	26,200	[b]	1,078,654
Consumer Durables & Apparel - 4.3%
Brunswick	55,420		3,391,704
KB Home	78,680	[a]	1,564,158
NVR	1,470	[b]	3,097,114
			8,052,976
Consumer Services - 2.7%
Brinker International	39,870	[a]	1,752,685
Darden Restaurants	34,865		2,917,155
International Speedway, Cl. A	8,400		310,380
Wyndham Worldwide	2,270		191,338
			5,171,558

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.6% (continued)	Shares		Value ($)
Diversified Financials - 2.3%
Eaton Vance	31,500		1,416,240
SEI Investments	57,100		2,880,124
			4,296,364
Energy - 2.0%
Cimarex Energy	8,300		991,767
CONSOL Energy	48,400	[b]	812,152
World Fuel Services	55,950	[a]	2,028,187
			3,832,106
Food & Staples Retailing - .1%
Casey's General Stores	1,800	[a]	202,050
Food, Beverage & Tobacco - 2.5%
Blue Buffalo Pet Products	69,100	[a,b]	1,589,300
Ingredion	26,450		3,185,373
			4,774,673
Health Care Equipment & Services - 5.9%
Halyard Health	41,200	[b]	1,569,308
Hologic	34,925	[b]	1,486,059
Masimo	12,300	[b]	1,147,098
Teleflex	18,875	[a]	3,656,654
WellCare Health Plans	24,000	[b]	3,365,040
			11,224,159
Household & Personal Products - 1.7%
Church & Dwight	52,800		2,633,136
Spectrum Brands Holdings	3,800	[a]	528,238
			3,161,374
Insurance - 6.5%
CNO Financial Group	136,360		2,795,380
Hanover Insurance Group	23,895		2,151,984
Old Republic International	124,260		2,544,845
Primerica	38,745	[a]	3,184,839
Reinsurance Group of America	12,945		1,643,756
			12,320,804
Materials - 10.4%
Cabot	54,295		3,252,813
Celanese, Ser. A	12,900		1,159,065
Greif, Cl. A	24,800	[a]	1,366,232
Louisiana-Pacific	48,200	[b]	1,196,324
Owens-Illinois	145,000	[b]	2,955,100
PolyOne	34,605		1,179,684
Reliance Steel & Aluminum	32,420		2,594,248

Common Stocks - 99.6% (continued)	Shares		Value ($)
Materials - 10.4% (continued)
Sensient Technologies	2,400		190,224
Steel Dynamics	93,745		3,258,576
Worthington Industries	55,445	[a]	2,500,015
			19,652,281
Media - 1.9%
John Wiley & Sons, Cl. A	20,300		1,092,140
Meredith	38,600	[a]	2,493,560
			3,585,700
Pharmaceuticals, Biotechnology & Life Sciences - 4.6%
Agilent Technologies	19,150		1,012,461
Charles River Laboratories International	30,820	[b]	2,772,259
Mettler-Toledo International	5,700	[b]	2,729,787
United Therapeutics	16,875	[b]	2,284,537
			8,799,044
Real Estate - 7.5%
First Industrial Realty Trust	100,400	[c]	2,673,652
GGP	71,665		1,661,195
Hospitality Properties Trust	17,635	[c]	556,032
Kilroy Realty	20,355	[c]	1,467,188
Lamar Advertising, Cl. A	45,095	[a,c]	3,370,400
Tanger Factory Outlet Centers	65,700	[c]	2,152,989
Weingarten Realty Investors	71,570	[c]	2,389,722
			14,271,178
Retailing - 3.9%
American Eagle Outfitters	104,080	[a]	1,460,242
Best Buy	28,200		1,386,030
Big Lots	52,040	[a]	2,533,307
Chico's FAS	38,200		542,440
Dick's Sporting Goods	21,900		1,065,654
Foot Locker	6,180		462,326
			7,449,999
Semiconductors & Semiconductor Equipment - .6%
Cirrus Logic	18,800	[a,b]	1,140,972
Software & Services - 10.9%
Acxiom	31,250	[b]	889,688
ANSYS	6,415	[a,b]	685,571
CDK Global	21,100		1,371,711
Citrix Systems	28,525	[b]	2,378,700
Convergys	90,365		1,911,220
CoreLogic	48,530	[b]	1,976,142

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.6% (continued)	Shares		Value ($)
Software & Services - 10.9% (continued)
DST Systems	25,900		3,172,750
Fair Isaac	10,900	[a]	1,405,555
LogMeIn	4,901		477,848
Manhattan Associates	32,550	[b]	1,694,228
MAXIMUS	48,100		2,991,820
Science Applications International	19,900		1,480,560
VeriSign	3,380	[a,b]	294,432
			20,730,225
Technology Hardware & Equipment - 4.8%
Belden	36,480		2,524,051
CommScope Holding	6,200	[b]	258,602
Dolby Laboratories, Cl. A	26,600		1,394,106
InterDigital	16,720		1,442,936
NCR	74,935	[b]	3,423,031
			9,042,726
Telecommunication Services - .4%
CenturyLink	34,505	[a]	813,283
Utilities - 4.1%
FirstEnergy	58,775		1,870,220
MDU Resources Group	113,300		3,101,021
Westar Energy	52,390		2,843,205
			7,814,446
Total Common Stocks (cost $158,206,350)			189,065,596
Other Investment - .5%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund
(cost $904,871)	904,871	[d]	904,871
Investment of Cash Collateral for Securities Loaned - 9.2%
Registered Investment Company;
Dreyfus Institutional Preferred Money Market Fund, Hamilton Shares
(cost $17,483,329)	17,483,329	[d]	17,483,329
Total Investments (cost $176,594,550)	109.3%		207,453,796
Liabilities, Less Cash and Receivables	(9.3%)		(17,578,281)
Net Assets	100.0%		189,875,515

[a] Security, or portion thereof, on loan. At March 31, 2017, the value of the fund’s securities on loan was $28,300,465 and the value of the collateral held by the fund was $29,027,014, consisting of cash collateral of $17,483,329 and U.S. Government & Agency securities valued at $11,543,685.
[b] Non-income producing security.
[c] Investment in real estate investment trust.
[d] Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Capital Goods	16.7
Software & Services	10.9
Materials	10.4
Money Market Investments	9.7
Real Estate	7.5
Insurance	6.5
Health Care Equipment & Services	5.9
Banks	5.2
Technology Hardware & Equipment	4.8
Pharmaceuticals, Biotechnology & Life Sciences	4.6
Consumer Durables & Apparel	4.3
Utilities	4.1
Retailing	3.9
Consumer Services	2.7
Food, Beverage & Tobacco	2.5
Diversified Financials	2.3
Energy	2.0
Media	1.9
Household & Personal Products	1.7
Semiconductors & Semiconductor Equipment	.6
Commercial & Professional Services	.6
Telecommunication Services	.4
Food & Staples Retailing	.1
109.3
† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Investment Portfolios, MidCap Stock Portfolio
March 31, 2017 (Unaudited)

The following is a summary of the inputs used as of March 31, 2017 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	189,065,596	-	-	189,065,596
Registered Investment
Companies	18,388,200	-	-	18,388,200

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At March 31, 2017, accumulated net unrealized appreciation on investments was $30,859,246, consisting of $33,947,507 gross unrealized appreciation and $3,088,261 gross unrealized depreciation.

At March 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Investment Portfolios, Small Cap Stock Index Portfolio
March 31, 2017 (Unaudited)

Common Stocks - 99.1%	Shares		Value ($)
Automobiles & Components - 1.9%
American Axle & Manufacturing Holdings	59,995	[a]	1,126,706
Cooper-Standard Holding	13,998	[a]	1,552,798
Dorman Products	20,987	[a]	1,723,662
Fox Factory Holding	20,293	[a]	582,409
Gentherm	26,291	[a]	1,031,922
LCI Industries	19,140		1,910,172
Motorcar Parts of America	9,250	[a]	284,253
Standard Motor Products	15,343		753,955
Superior Industries International	15,892		402,862
Winnebago Industries	18,060	[b]	528,255
			9,896,994
Banks - 11.1%
Ameris Bancorp	29,689		1,368,663
Astoria Financial	60,484	[b]	1,240,527
Banc of California	43,341	[b]	897,159
Bank Mutual	45,912		431,573
Banner	16,819		935,809
BofI Holding	37,777	[a,b]	987,113
Boston Private Financial Holdings	69,416		1,138,422
Brookline Bancorp	59,282		927,763
Cardinal Financial	25,191		754,219
Central Pacific Financial	27,298		833,681
City Holding	11,305		728,946
Columbia Banking System	44,913		1,751,158
Community Bank System	32,521		1,788,005
Customers Bancorp	24,608	[a]	775,890
CVB Financial	78,237		1,728,255
Dime Community Bancshares	29,602		600,921
Fidelity Southern	9,216		206,254
First BanCorp	140,123	[a]	791,695
First Commonwealth Financial	75,862		1,005,930
First Financial Bancorp	49,734	[b]	1,365,198
First Financial Bankshares	50,056	[b]	2,007,246
First Midwest Bancorp	55,426		1,312,488
First NBC Bank Holding	10,807	[a,b]	43,228

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.1% (continued)	Shares		Value ($)
Banks - 11.1% (continued)
Glacier Bancorp	57,914		1,965,022
Great Western Bancorp	39,754		1,685,967
Hanmi Financial	28,113		864,475
Home BancShares	93,116	[b]	2,520,650
HomeStreet	16,866	[a]	471,405
Hope Bancorp	87,332		1,674,154
Independent Bank	20,758		1,349,270
LegacyTexas Financial Group	29,177		1,164,162
LendingTree	4,224	[a,b]	529,478
National Bank Holdings, Cl. A	23,168		752,960
NBT Bancorp	32,730	[b]	1,213,301
Northfield Bancorp	40,619		731,954
Northwest Bancshares	66,620	[b]	1,121,881
OFG Bancorp	40,775		481,145
Old National Bancorp	100,949		1,751,465
Opus Bank	5,836		117,595
Oritani Financial	32,881		558,977
Pinnacle Financial Partners	32,588		2,165,473
Provident Financial Services	40,346		1,042,944
S&T Bancorp	21,689		750,439
ServisFirst Bancshares	30,202	[b]	1,098,749
Simmons First National, Cl. A	19,452	[b]	1,072,778
Southside Bancshares	22,775		764,557
Sterling Bancorp	99,647		2,361,634
Tompkins Financial	10,433		840,378
TrustCo Bank	73,889		580,029
United Bankshares	57,511	[b]	2,429,840
United Community Banks	48,164		1,333,661
Walker & Dunlop	22,730	[a]	947,614
Westamerica Bancorporation	18,802	[b]	1,049,716
			59,011,816
Capital Goods - 10.7%
AAON	31,303		1,106,561
AAR	22,521		757,381
Actuant, Cl. A	40,824	[b]	1,075,712
Aegion	22,030	[a]	504,707
Aerojet Rocketdyne Holdings	50,905	[a]	1,104,638
Aerovironment	9,699	[a]	271,863
Alamo Group	8,690		662,091
Albany International, Cl. A	18,642		858,464

Common Stocks - 99.1% (continued)	Shares		Value ($)
Capital Goods - 10.7% (continued)
American Woodmark	11,857	[a]	1,088,473
Apogee Enterprises	20,336	[b]	1,212,229
Applied Industrial Technologies	29,139		1,802,247
Astec Industries	16,168		994,251
AZZ	18,933		1,126,513
Barnes Group	37,011		1,900,145
Briggs & Stratton	26,629		597,821
Chart Industries	25,628	[a]	895,442
CIRCOR International	11,283		670,662
Comfort Systems USA	29,354		1,075,824
Cubic	17,778		938,678
DXP Enterprises	9,578	[a]	362,719
Encore Wire	13,980		643,080
Engility Holdings	12,341	[a]	357,149
EnPro Industries	14,063	[b]	1,000,723
ESCO Technologies	17,189		998,681
Federal Signal	49,967		690,044
Franklin Electric	28,989		1,247,976
General Cable	37,624		675,351
Gibraltar Industries	26,055	[a]	1,073,466
Greenbrier Companies	22,099	[b]	952,467
Griffon	22,456		553,540
Harsco	61,207	[a]	780,389
Hillenbrand	49,799		1,785,294
Insteel Industries	12,523		452,581
John Bean Technologies	21,715		1,909,834
Kaman	17,441	[b]	839,435
Lindsay	6,591	[b]	580,799
Lydall	14,798	[a]	793,173
Mercury Systems	32,060	[a]	1,251,943
Moog, Cl. A	26,192	[a]	1,764,031
Mueller Industries	42,585		1,457,685
MYR Group	15,282	[a]	626,562
National Presto Industries	2,856	[b]	291,883
Orion Group Holdings	13,205	[a]	98,641
Patrick Industries	11,739	[a]	832,295
PGT Innovations	29,745	[a]	319,759
Powell Industries	6,957		239,599
Proto Labs	18,470	[a,b]	943,817
Quanex Building Products	31,665		641,216

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.1% (continued)	Shares		Value ($)
Capital Goods - 10.7% (continued)
Raven Industries	27,093		787,052
Simpson Manufacturing	29,671		1,278,523
SPX	35,216	[a]	853,988
SPX FLOW	28,667	[a]	995,032
Standex International	9,697		971,155
TASER International	41,447	[a,b]	944,577
Tennant	13,085		950,625
Titan International	26,746		276,554
Trex	23,598	[a]	1,637,465
Triumph Group	38,526	[b]	992,044
Universal Forest Products	16,130		1,589,450
Veritiv	6,222	[a]	322,300
Vicor	2,535	[a]	40,814
Wabash National	50,460	[b]	1,044,017
Watts Water Technologies, Cl. A	18,308		1,141,504
			56,632,934
Commercial & Professional Services - 5.4%
ABM Industries	37,460		1,633,256
Brady, Cl. A	38,018		1,469,396
Brink's	35,077		1,874,866
Essendant	29,363		444,849
Exponent	17,517		1,043,137
Healthcare Services Group	50,214	[b]	2,163,721
Heidrick & Struggles International	18,289		481,915
Insperity	15,526		1,376,380
Interface	54,050		1,029,652
Kelly Services, Cl. A	26,769		585,170
Korn/Ferry International	37,618		1,184,591
LSC Communications	23,271		585,498
Matthews International, Cl. A	24,135		1,632,733
Mobile Mini	28,897		881,358
Multi-Color	9,241		656,111
Navigant Consulting	35,692	[a]	815,919
On Assignment	37,761	[a]	1,832,541
R.R. Donnelley & Sons Co.	50,747	[b]	614,546
Resources Connection	23,446		392,721
Team	19,980	[a]	540,459
Tetra Tech	39,212		1,601,810
TrueBlue	35,789	[a]	978,829
UniFirst	11,086		1,568,115

Common Stocks - 99.1% (continued)	Shares		Value ($)
Commercial & Professional Services - 5.4% (continued)
US Ecology	12,841		601,601
Viad	15,085		681,842
WageWorks	26,299	[a]	1,901,418
			28,572,434
Consumer Durables & Apparel - 3.7%
Callaway Golf	77,614		859,187
Cavco Industries	5,259	[a]	612,148
Crocs	56,695	[a,b]	400,834
Ethan Allen Interiors	22,249	[b]	681,932
Fossil Group	30,672	[a,b]	535,226
G-III Apparel Group	31,265	[a]	684,391
Iconix Brand Group	41,516	[a,b]	312,200
Installed Building Products	13,825	[a]	729,269
iRobot	21,823	[a,b]	1,443,373
La-Z-Boy	39,585		1,068,795
LGI Homes	8,782	[a,b]	297,798
M.D.C. Holdings	31,275		939,814
M/I Homes	19,688	[a]	482,356
Meritage Homes	27,105	[a]	997,464
Movado Group	12,012		299,699
Nautilus	24,151	[a,b]	440,756
Oxford Industries	10,900		624,134
Perry Ellis International	14,574	[a]	313,050
Steven Madden	43,552	[a]	1,678,930
Sturm Ruger & Co.	15,992	[b]	856,372
TopBuild	30,068	[a]	1,413,196
Unifi	6,466	[a]	183,570
Universal Electronics	8,629	[a]	591,087
Vera Bradley	27,356	[a]	254,684
Vista Outdoor	36,894	[a]	759,647
William Lyon Homes, Cl. A	17,036	[a,b]	351,282
Wolverine World Wide	76,814		1,918,046
			19,729,240
Consumer Services - 3.5%
American Public Education	10,067	[a]	230,534
Belmond, Cl. A	51,185	[a]	619,339
Biglari Holdings	752	[a]	324,849
BJ's Restaurants	17,256	[a]	697,142
Bob Evans Farms	13,732	[b]	890,795
Boyd Gaming	64,417	[a,b]	1,417,818

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.1% (continued)	Shares		Value ($)
Consumer Services - 3.5% (continued)
Capella Education	8,832		750,941
Career Education	51,594	[a]	448,868
Chuy's Holdings	9,720	[a]	289,656
Dave & Buster's Entertainment	29,464	[a,b]	1,799,956
DineEquity	12,356		672,414
El Pollo Loco Holdings	15,034	[a,b]	179,656
Fiesta Restaurant Group	21,024	[a]	508,781
ILG	72,395		1,517,399
Marcus	10,120		324,852
Marriott Vacations Worldwide	16,843		1,683,121
Monarch Casino & Resort	8,958	[a]	264,619
Penn National Gaming	61,005	[a]	1,124,322
Red Robin Gourmet Burgers	7,495	[a]	438,083
Regis	16,914	[a]	198,232
Ruby Tuesday	27,633	[a]	77,649
Ruth's Hospitality Group	25,023		501,711
Scientific Games, Cl. A	41,872	[a]	990,273
Shake Shack, Cl. A	11,681	[a,b]	390,145
Sonic	34,830		883,289
Strayer Education	7,765		625,005
Wingstop	20,762	[b]	587,149
			18,436,598
Diversified Financials - 2.9%
Capstead Mortgage	67,802	[c]	714,633
Donnelley Financial Solutions	18,582		358,447
Encore Capital Group	15,456	[a,b]	476,045
Enova International	15,929	[a]	236,546
Evercore Partners, Cl. A	29,977		2,335,208
EZCORP, Cl. A	23,359	[a]	190,376
Financial Engines	38,821		1,690,655
FirstCash	34,057		1,673,902
Green Dot, Cl. A	32,919	[a]	1,098,178
Greenhill & Co.	24,772		725,820
Interactive Brokers Group, Cl. A	46,446	[b]	1,612,605
INTL. FCStone	9,952	[a]	377,778
Investment Technology Group	17,301		350,345
Piper Jaffray	11,638		743,086
PRA Group	32,909	[a,b]	1,090,933
Virtus Investment Partners	4,939	[b]	523,040
WisdomTree Investments	84,765	[b]	769,666

Common Stocks - 99.1% (continued)	Shares		Value ($)
Diversified Financials - 2.9% (continued)
World Acceptance	6,316	[a,b]	327,042
			15,294,305
Energy - 3.3%
Archrock	53,614		664,814
Atwood Oceanics	61,121	[a,b]	582,483
Bill Barrett	74,590	[a,b]	339,385
Bristow Group	24,254	[b]	368,903
CARBO Ceramics	10,388	[a,b]	135,460
Carrizo Oil & Gas	48,743	[a,b]	1,396,974
Cloud Peak Energy	53,169	[a]	243,514
Contango Oil & Gas	25,529	[a]	186,872
Denbury Resources	320,576	[a]	827,086
Era Group	10,874	[a]	144,189
Exterran	18,210	[a]	572,705
Geospace Technologies	11,124	[a]	180,543
Green Plains	29,023	[b]	718,319
Gulf Island Fabrication	9,026		104,250
Helix Energy Solutions Group	104,697	[a]	813,496
Hornbeck Offshore Services	46,236	[a,b]	204,825
Matrix Service	24,747	[a]	408,326
Newpark Resources	53,270	[a]	431,487
Northern Oil and Gas	65,150	[a,b]	169,390
PDC Energy	39,997	[a]	2,493,813
Pioneer Energy Services	56,043	[a]	224,172
REX American Resources	5,471	[a]	495,071
SEACOR Holdings	9,941	[a,b]	687,818
SRC Energy	132,270	[a,b]	1,116,359
Tesco	34,444	[a]	277,274
TETRA Technologies	81,691	[a]	332,482
Tidewater	50,566	[a,b]	58,151
Unit	41,429	[a]	1,000,925
US Silica Holdings	52,208		2,505,462
			17,684,548
Food & Staples Retailing - .4%
Andersons	16,584		628,534
SpartanNash	27,857		974,716
SUPERVALU	205,032	[a]	791,424
			2,394,674
Food, Beverage & Tobacco - 2.0%
B&G Foods	49,563	[b]	1,994,911

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.1% (continued)	Shares		Value ($)
Food, Beverage & Tobacco - 2.0% (continued)
Calavo Growers	13,430	[b]	813,858
Cal-Maine Foods	18,108	[b]	666,374
Coca-Cola Bottling Co Consolidated	3,364		693,051
Darling Ingredients	121,795	[a]	1,768,463
J&J Snack Foods	10,143		1,374,985
John B. Sanfilippo & Son	6,388		467,538
Sanderson Farms	14,528	[b]	1,508,588
Seneca Foods, Cl. A	3,166	[a]	114,293
Universal	20,535		1,452,851
			10,854,912
Health Care Equipment & Services - 8.2%
Abaxis	16,834	[b]	816,449
Aceto	21,592		341,370
Adeptus Health, Cl. A	9,536	[a,b]	17,165
Air Methods	24,465	[a,b]	1,051,995
Almost Family	5,753	[a]	279,596
Amedisys	19,779	[a]	1,010,509
AMN Healthcare Services	35,772	[a,b]	1,452,343
Analogic	9,725	[b]	738,128
AngioDynamics	31,070	[a]	539,065
Anika Therapeutics	8,511	[a]	369,718
BioTelemetry	25,985	[a]	752,266
Cantel Medical	26,738		2,141,714
Chemed	12,401		2,265,539
Community Health Systems	86,650	[a]	768,585
Computer Programs & Systems	3,372	[b]	94,416
CONMED	16,592		736,851
CorVel	7,586	[a]	329,991
Cross Country Healthcare	22,752	[a]	326,719
CryoLife	15,470	[a]	257,576
Diplomat Pharmacy	24,758	[a,b]	394,890
Ensign Group	29,538		555,314
Haemonetics	41,217	[a]	1,672,174
HealthEquity	31,411	[a,b]	1,333,397
HealthStream	14,103	[a]	341,716
HMS Holdings	69,416	[a]	1,411,227
ICU Medical	10,506	[a]	1,604,266
Inogen	13,430	[a,b]	1,041,631
Integer Holdings	20,997	[a]	844,079
Integra LifeSciences Holdings	47,070	[a]	1,983,059

Common Stocks - 99.1% (continued)	Shares		Value ($)
Health Care Equipment & Services - 8.2% (continued)
Invacare	14,123		168,064
Kindred Healthcare	49,016		409,284
Landauer	7,625		371,719
LHC Group	11,843	[a]	638,338
Magellan Health	16,707	[a]	1,153,618
Medidata Solutions	40,816	[a]	2,354,675
Meridian Bioscience	28,214		389,353
Merit Medical Systems	31,481	[a]	909,801
Natus Medical	28,002	[a,b]	1,099,078
Neogen	26,250	[a]	1,720,687
Omnicell	24,582	[a]	999,258
OraSure Technologies	41,094	[a]	531,345
Orthofix International NV	12,932	[a]	493,356
PharMerica	19,622	[a]	459,155
Providence Service	7,760	[a]	344,854
Quality Systems	38,858	[a]	592,196
Quorum Health	26,493	[a]	144,122
Select Medical Holdings	81,171	[a]	1,083,633
Surmodics	11,952	[a]	287,446
Tivity Health	29,706	[a]	864,445
U.S. Physical Therapy	8,450		551,785
Varex Imaging	23,315		783,384
Zeltiq Aesthetics	27,207	[a]	1,512,981
			43,334,325
Household & Personal Products - .6%
Central Garden & Pet	11,412	[a,b]	423,043
Central Garden & Pet, Cl. A	24,380	[a]	846,474
Inter Parfums	12,560		459,068
Medifast	10,428		462,690
WD-40	11,548	[b]	1,258,155
			3,449,430
Insurance - 3.1%
American Equity Investment Life Holding	63,829		1,508,279
AMERISAFE	14,542		943,776
eHealth	6,541	[a]	78,754
Employers Holdings	24,714		937,896
HCI Group	7,204	[b]	328,358
Horace Mann Educators	27,091		1,112,086
Infinity Property & Casualty	6,874		656,467
Maiden Holdings	61,849		865,886

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.1% (continued)	Shares		Value ($)
Insurance - 3.1% (continued)
Navigators Group	13,646		740,978
ProAssurance	39,281		2,366,680
RLI	26,018		1,561,600
Safety Insurance Group	11,955		838,045
Selective Insurance Group	42,073		1,983,742
Stewart Information Services	17,811		786,890
United Fire Group	13,444		575,000
United Insurance Holdings	20,554		327,836
Universal Insurance Holdings	25,566		626,367
			16,238,640
Materials - 5.8%
A. Schulman	22,470		706,682
AdvanSix	21,500		587,380
AK Steel Holding	235,018	[a]	1,689,779
American Vanguard	24,989		414,817
Balchem	21,806		1,797,251
Boise Cascade	27,691	[a]	739,350
Calgon Carbon	37,249		543,835
Century Aluminum	28,749	[a]	364,825
Clearwater Paper	12,329	[a]	690,424
Deltic Timber	9,427		736,437
Flotek Industries	27,908	[a,b]	356,943
FutureFuel	20,611		292,264
H.B. Fuller	39,405	[b]	2,031,722
Hawkins	6,957		340,893
Haynes International	9,379		357,527
Headwaters	54,296	[a]	1,274,870
Ingevity	31,431		1,912,576
Innophos Holdings	15,930		859,742
Innospec	17,320		1,121,470
Kaiser Aluminum	14,238		1,137,616
KapStone Paper and Packaging	65,944		1,523,306
Koppers Holdings	15,946	[a]	675,313
Kraton	20,804	[a]	643,260
LSB Industries	9,842	[a,b]	92,318
Materion	17,501		587,159
Myers Industries	16,620		263,427
Neenah Paper	12,279		917,241
Olympic Steel	9,943		184,542
P.H. Glatfelter	27,153		590,306

Common Stocks - 99.1% (continued)	Shares		Value ($)
Materials - 5.8% (continued)
Quaker Chemical	9,347		1,230,626
Rayonier Advanced Materials	37,686		506,877
Schweitzer-Mauduit International	25,424		1,053,062
Stepan	14,241		1,122,333
Stillwater Mining	86,088	[a]	1,486,740
SunCoke Energy	46,193	[a]	413,889
TimkenSteel	31,589	[a]	597,348
Tredegar	24,178		424,324
US Concrete	8,766	[a,b]	565,845
			30,834,319
Media - .7%
E.W. Scripps, Cl. A	45,059	[a,b]	1,056,183
Gannett Company	93,013		779,449
New Media Investment Group	30,988		440,339
Scholastic	20,403		868,556
World Wrestling Entertainment, Cl. A	23,043		512,015
			3,656,542
Pharmaceuticals, Biotechnology & Life Sciences - 4.1%
Acorda Therapeutics	35,118	[a]	737,478
Albany Molecular Research	13,848	[a,b]	194,287
AMAG Pharmaceuticals	29,597	[a,b]	667,412
Amphastar Pharmaceuticals	29,551	[a]	428,490
ANI Pharmaceuticals	5,170	[a,b]	255,967
Cambrex	26,115	[a]	1,437,631
Depomed	46,456	[a,b]	583,023
Eagle Pharmaceuticals	6,291	[a,b]	521,776
Emergent BioSolutions	25,247	[a]	733,173
Enanta Pharmaceuticals	10,507	[a]	323,616
Heska	4,586	[a]	481,438
Impax Laboratories	43,256	[a]	547,188
Innoviva	69,141	[a,b]	956,220
Lannett	22,289	[a,b]	498,159
Ligand Pharmaceuticals	14,000	[a,b]	1,481,760
Luminex	32,306		593,461
Medicines	49,564	[a,b]	2,423,680
MiMedx Group	76,809	[a,b]	731,990
Momenta Pharmaceuticals	42,898	[a]	572,688
Myriad Genetics	50,084	[a,b]	961,613
Nektar Therapeutics	107,458	[a,b]	2,522,039
Phibro Animal Health, Cl. A	18,481		519,316

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.1% (continued)	Shares		Value ($)
Pharmaceuticals, Biotechnology & Life Sciences - 4.1% (continued)
Progenics Pharmaceuticals	51,155	[a]	482,903
Repligen	22,310	[a]	785,312
SciClone Pharmaceuticals	47,312	[a]	463,658
Spectrum Pharmaceuticals	50,435	[a,b]	327,828
Sucampo Pharmaceuticals, Cl. A	18,058	[a,b]	198,638
Supernus Pharmaceuticals	37,824	[a]	1,183,891
			21,614,635
Real Estate - 5.9%
Acadia Realty Trust	62,268	[c]	1,871,776
Agree Realty	16,650	[c]	798,534
American Assets Trust	29,405	[c]	1,230,305
CareTrust	51,324	[c]	863,270
Cedar Realty Trust	39,978	[c]	200,690
Chesapeake Lodging Trust	47,132	[c]	1,129,283
CoreSite Realty	24,930	[c]	2,244,946
DiamondRock Hospitality	149,386	[c]	1,665,654
EastGroup Properties	25,284	[c]	1,859,133
Forestar Group	28,023	[a,c]	382,514
Four Corners Property Trust	42,195	[c]	963,312
Franklin Street Properties	69,483	[b,c]	843,524
Getty Realty	22,433	[b,c]	566,882
Government Properties Income Trust	53,730	[b,c]	1,124,569
Hersha Hospitality Trust	30,606	[b]	575,087
HFF, Cl. A	29,521		816,846
Kite Realty Group Trust	56,056	[c]	1,205,204
Lexington Realty Trust	165,239	[c]	1,649,085
LTC Properties	31,639	[c]	1,515,508
Parkway	23,806	[c]	473,501
Pennsylvania Real Estate Investment Trust	55,342	[c]	837,878
PS Business Parks	15,459	[c]	1,774,075
RE/MAX Holdings, Cl. A	12,851		763,992
Retail Opportunity Investments	75,579	[b,c]	1,589,426
Sabra Health Care	50,818	[b,c]	1,419,347
Saul Centers	9,092	[c]	560,249
Summit Hotel Properties	75,354	[c]	1,204,157
Universal Health Realty Income Trust	10,840	[c]	699,180
Urstadt Biddle Properties, Cl. A	24,912	[c]	512,191
			31,340,118
Retailing - 5.2%
Abercrombie & Fitch, Cl. A	40,491	[b]	483,058

Common Stocks - 99.1% (continued)	Shares		Value ($)
Retailing - 5.2% (continued)
Asbury Automotive Group	16,449	[a]	988,585
Ascena Retail Group	126,393	[a]	538,434
Barnes & Noble	46,519	[b]	430,301
Barnes & Noble Education	33,819	[a]	324,324
Big 5 Sporting Goods	21,693	[b]	327,564
Buckle	23,265	[b]	432,729
Caleres	31,890		842,534
Cato, Cl. A	19,471		427,583
Core-Mark Holding	30,026		936,511
DSW, Cl. A	49,468		1,022,998
Express	59,864	[a]	545,361
Finish Line, Cl. A	36,834		524,148
Five Below	42,999	[a,b]	1,862,287
Francesca's Holdings	34,335	[a]	527,042
Fred's, Cl. A	16,692	[b]	218,665
FTD Companies	13,197	[a]	265,788
Genesco	16,988	[a]	941,985
Group 1 Automotive	16,151		1,196,466
Guess?	36,598	[b]	408,068
Haverty Furnitures	12,207		297,240
Hibbett Sports	13,391	[a,b]	395,035
Kirkland's	7,728	[a]	95,827
Lithia Motors, Cl. A	17,129		1,467,099
Lumber Liquidators Holdings	13,722	[a,b]	288,025
MarineMax	24,178	[a]	523,454
Monro Muffler Brake	22,741	[b]	1,184,806
Nutrisystem	19,433		1,078,531
Ollie's Bargain Outlet Holdings	33,814	[a,b]	1,132,769
PetMed Express	8,780	[b]	176,829
Rent-A-Center	48,434	[b]	429,610
RH	27,996	[a,b]	1,295,095
Select Comfort	36,718	[a,b]	910,239
Shoe Carnival	13,858	[b]	340,491
Shutterfly	24,811	[a]	1,198,123
Sonic Automotive, Cl. A	16,855		337,943
Stein Mart	8,459		25,462
Tailored Brands	38,244	[b]	571,365
The Children's Place	14,315	[b]	1,718,516
Tile Shop Holdings	29,255	[b]	563,159
Vitamin Shoppe	17,196	[a]	346,499

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.1% (continued)	Shares		Value ($)
Retailing - 5.2% (continued)
Zumiez	8,636	[a,b]	158,039
			27,778,587
Semiconductors & Semiconductor Equipment - 3.6%
Advanced Energy Industries	30,711	[a]	2,105,546
Brooks Automation	52,438		1,174,611
Cabot Microelectronics	17,235		1,320,373
CEVA	15,441	[a]	548,156
Cohu	23,974		442,560
Diodes	29,166	[a]	701,442
DSP Group	26,285	[a]	315,420
Exar	38,449	[a]	500,221
Kopin	30,842	[a,b]	126,452
Kulicke & Soffa Industries	57,317	[a]	1,164,681
MKS Instruments	38,155		2,623,156
Nanometrics	22,257	[a]	677,948
Power Integrations	21,516		1,414,677
Rambus	78,208	[a]	1,027,653
Rudolph Technologies	29,354	[a]	657,530
Semtech	49,473	[a]	1,672,187
Ultratech	21,827	[a]	646,516
Veeco Instruments	26,027	[a]	776,906
Xperi	37,282		1,265,724
			19,161,759
Software & Services - 4.9%
8x8	59,155	[a]	902,114
Blackbaud	34,885	[b]	2,674,633
Blucora	30,131	[a]	521,266
Bottomline Technologies	28,203	[a]	667,001
CACI International, Cl. A	16,993	[a]	1,993,279
Cardtronics, Cl. A	35,687	[a]	1,668,367
CSG Systems International	21,045		795,711
DHI Group	39,509	[a]	156,061
Ebix	15,754	[b]	964,932
ExlService Holdings	26,351	[a]	1,247,983
Forrester Research	6,829		271,453
Liquidity Services	6,943	[a]	55,544
LivePerson	38,041	[a]	260,581
ManTech International, Cl. A	19,696		682,072
MicroStrategy, Cl. A	7,375	[a]	1,385,025
Monotype Imaging Holdings	22,615		454,562

Common Stocks - 99.1% (continued)	Shares		Value ($)
Software & Services - 4.9% (continued)
NIC	53,175		1,074,135
Perficient	31,543	[a]	547,586
Progress Software	39,863		1,158,020
Qualys	24,401	[a]	924,798
QuinStreet	18,606	[a]	72,563
Shutterstock	15,974	[a,b]	660,525
SPS Commerce	11,997	[a]	701,705
Stamps.com	11,602	[a,b]	1,373,097
Sykes Enterprises	31,449	[a]	924,601
Synchronoss Technologies	35,548	[a]	867,371
TeleTech Holdings	11,484	[b]	339,926
TiVo	82,653		1,549,744
VASCO Data Security International	18,501	[a,b]	249,764
Virtusa	16,037	[a]	484,638
XO Group	20,522	[a]	353,184
			25,982,241
Technology Hardware & Equipment - 6.0%
ADTRAN	33,603		697,262
Agilysys	7,915	[a]	74,797
Anixter International	22,744	[a]	1,803,599
Badger Meter	22,180		815,115
Bel Fuse, Cl. B	7,659		195,687
Benchmark Electronics	37,361	[a]	1,188,080
Black Box	14,232		127,376
CalAmp	21,308	[a]	357,761
Comtech Telecommunications	10,117		149,125
Cray	23,480	[a]	514,212
CTS	20,943	[b]	446,086
Daktronics	32,023		302,617
Digi International	29,073	[a]	345,969
Electro Scientific Industries	5,000	[a,b]	34,850
Electronics For Imaging	34,534	[a]	1,686,295
ePlus	4,076	[a]	550,464
Fabrinet	24,576	[a,b]	1,032,929
FARO Technologies	14,552	[a]	520,234
Harmonic	35,310	[a,b]	210,095
II-VI	37,257	[a]	1,343,115
Insight Enterprises	22,517	[a]	925,224
Itron	26,493	[a]	1,608,125
Ixia	49,348	[a]	969,688

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.1% (continued)	Shares		Value ($)
Technology Hardware & Equipment - 6.0% (continued)
Lumentum Holdings	38,391	[a]	2,048,160
Methode Electronics	30,336		1,383,322
MTS Systems	10,694		588,705
NETGEAR	26,349	[a]	1,305,593
OSI Systems	11,661	[a]	851,136
Park Electrochemical	21,056		376,060
Plexus	25,269	[a]	1,460,548
Rogers	14,036	[a]	1,205,271
Sanmina	55,870	[a]	2,268,322
ScanSource	20,975	[a]	823,269
Super Micro Computer	23,543	[a,b]	596,815
TTM Technologies	69,112	[a,b]	1,114,777
Viavi Solutions	177,528	[a]	1,903,100
			31,823,783
Telecommunication Services - 1.0%
ATN International	8,208	[b]	578,007
Cincinnati Bell	29,510	[a,b]	522,327
Cogent Communications Holdings	32,675		1,406,659
Consolidated Communications Holdings	41,718	[b]	977,036
General Communication, Cl. A	18,218	[a]	378,934
Iridium Communications	62,281	[a,b]	601,012
Lumos Networks	18,825	[a]	333,203
Spok Holdings	14,757		280,383
			5,077,561
Transportation - 2.5%
Allegiant Travel	8,913		1,428,308
ArcBest	14,574		378,924
Atlas Air Worldwide Holdings	19,905	[a]	1,103,732
Celadon Group	10,925	[b]	71,559
Echo Global Logistics	13,088	[a]	279,429
Forward Air	25,465		1,211,370
Hawaiian Holdings	41,270	[a]	1,916,991
Heartland Express	35,109	[b]	703,935
Hub Group, Cl. A	26,432	[a]	1,226,445
Knight Transportation	51,692		1,620,544
Marten Transport	17,814		417,738
Matson	27,533		874,448
Roadrunner Transportation Systems	35,182	[a]	241,700
Saia	15,367	[a]	680,758

Common Stocks - 99.1% (continued)	Shares		Value ($)
Transportation - 2.5% (continued)
SkyWest	40,680		1,393,290
			13,549,171
Utilities - 2.6%
ALLETE	36,959		2,502,494
American States Water	23,751		1,052,169
Avista	49,639		1,938,403
California Water Service Group	31,494	[b]	1,129,060
El Paso Electric	32,567		1,644,633
Northwest Natural Gas	19,092		1,128,337
South Jersey Industries	59,017		2,103,956
Spire	35,033	[b]	2,364,727
			13,863,779
Total Common Stocks (cost $395,141,710)			526,213,345
	Principal
Bonds and Notes - .1%	Amount ($)		Value ($)
Materials - .1%
Mueller Industries, 6.00%, 3/1/27, Sub. Debs.
(cost $212,000)	212,000		210,410
Short-Term Investments - .0%
U.S. Treasury Bills
0.74%, 6/15/17
(cost $184,715)	185,000	[d]	184,732
Other Investment - .7%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund
(cost $3,896,299)	3,896,299	[e]	3,896,299
Investment of Cash Collateral for Securities Loaned - 9.4%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Money Market Fund, Hamilton Shares
(cost $49,972,880)	49,972,880	[e]	49,972,880
Total Investments (cost $449,407,604)	109.3%		580,477,666
Liabilities, Less Cash and Receivables	(9.3%)		(49,365,579)
Net Assets	100.0%		531,112,087

[a] Non-income producing security.
[b] Security, or portion thereof, on loan. At March 31, 2017, the value of the fund’s securities on loan was $85,936,541 and the value of the collateral held by the fund was $87,987,006, consisting of cash collateral of $49,972,880 and U.S. Government & Agency securities valued at $38,014,126.
[c] Investment in real estate investment trust.
[d] Held by or on behalf of a counterparty for open futures contracts.
[e] Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited)†	Value (%)
Banks	11.1
Capital Goods	10.7
Short-Term/Money Market Investments	10.1
Health Care Equipment & Services	8.2
Technology Hardware & Equipment	6.0
Real Estate	5.9
Materials	5.8
Commercial & Professional Services	5.4
Retailing	5.2
Software & Services	4.9
Pharmaceuticals, Biotechnology & Life Sciences	4.1
Consumer Durables & Apparel	3.7
Semiconductors & Semiconductor Equipment	3.6
Consumer Services	3.5
Energy	3.3
Insurance	3.1
Diversified Financials	2.9
Utilities	2.6
Transportation	2.5
Food, Beverage & Tobacco	2.0
Automobiles & Components	1.9
Telecommunication Services	1.0
Media	.7
Household & Personal Products	.6
Food & Staples Retailing	.4
Corporate Bonds	.1
109.3
† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Investment Portfolios, Small Cap Stock Index Portfolio
March 31, 2017 (Unaudited)

The following is a summary of the inputs used as of March 31, 2017 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Corporate Bonds†	-	210,410	-	210,410
Equity Securities—
Domestic Common
Stocks†	523,396,396	-	-	523,396,396
Equity Securities—
Foreign Common
Stocks†	2,816,949	-	-	2,816,949
Registered Investment
Companies	53,869,179	-	-	53,869,179
U.S. Treasury	-	184,732	-	184,732
Other Financial
Instruments:
Futures††	70,038	-	-	70,038

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation at period end.

STATEMENT OF FINANCIAL FUTURES
Dreyfus Investment Portfolios, Small Cap Stock Index Portfolio
March 31, 2017 (Unaudited)

		Market Value
		Covered by		Unrealized
	Contracts	Contracts ($)	Expiration	Appreciation ($)

Futures Long
Russell 2000 Mini	64	4,430,080	June 2017	70,038
Gross Unrealized Appreciation				70,038
See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the "Service") approved by the Board Members ("Board"). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash,

NOTES

which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at March 31, 2017 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At March 31, 2017, accumulated net unrealized appreciation on investments was $131,070,062, consisting of $150,192,450 gross unrealized appreciation and $19,122,388 gross unrealized depreciation.

At March 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Investment Portfolios, Technology Growth Portfolio
March 31, 2017 (Unaudited)

Common Stocks - 96.4%	Shares		Value ($)
Application Software - 13.5%
Citrix Systems	117,614	[a]	9,807,831
First Data, Cl. A	323,058	[a]	5,007,399
HubSpot	71,565	[a]	4,333,261
salesforce.com	155,286	[a]	12,809,542
Splunk	168,206	[a]	10,477,552
Square, Cl. A	231,716	[a]	4,004,052
Twilio, Cl. A	108,211	[a,b]	3,124,052
			49,563,689
Automobile Manufacturers - 2.3%
Tesla	29,701	[a,b]	8,265,788
Communications Equipment - 5.1%
Arista Networks	31,059	[a,b]	4,108,174
Cisco Systems	434,126		14,673,459
			18,781,633
Computer Storage & Peripherals - 8.8%
Apple	150,596		21,634,621
Western Digital	128,223		10,582,244
			32,216,865
Consumer Discretionary - 2.0%
Charter Communications, Cl. A	22,431	[a]	7,342,115
Data Processing & Outsourced Services - 2.7%
Visa, Cl. A	111,773	[b]	9,933,266
Electronic Components - 5.3%
Amphenol, Cl. A	125,319		8,918,953
Corning	392,868		10,607,436
			19,526,389
Exchange-Traded Funds - 1.0%
Technology Select Sector SPDR Fund	69,402		3,699,821
Health Care Equipment - 1.0%
ABIOMED	29,191	[a]	3,654,713
Internet Retail - 10.5%
Amazon.com	15,141	[a]	13,423,102
Netflix	78,718	[a]	11,635,308
Priceline Group	7,511	[a]	13,369,355
			38,427,765

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 96.4% (continued)	Shares		Value ($)
Internet Software & Services - 14.5%
Alphabet, Cl. A	6,377	[a]	5,406,421
Alphabet, Cl. C	18,847	[a]	15,634,717
eBay	272,555	[a]	9,149,671
Facebook, Cl. A	105,651	[a]	15,007,724
Tencent Holdings	275,000		7,883,935
			53,082,468
IT Consulting & Other Services - 2.0%
Teradata	233,595	[a]	7,269,476
Semiconductor Equipment - 15.3%
Applied Materials	226,494		8,810,617
Broadcom	64,225		14,062,706
Lam Research	95,778		12,294,064
Microchip Technology	136,860	[b]	10,097,531
Texas Instruments	137,521		11,078,692
			56,343,610
Systems Software - 12.4%
Microsoft	361,106		23,782,441
Oracle	294,113		13,120,381
ServiceNow	98,706	[a]	8,633,814
			45,536,636
Total Common Stocks (cost $255,773,089)			353,644,234
Other Investment - 3.8%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund
(cost $13,968,933)	13,968,932	[c]	13,968,933
Investment of Cash Collateral for Securities Loaned - 2.6%
Registered Investment Company;
Dreyfus Institutional Preferred Money Market Fund, Hamilton Shares
(cost $9,586,367)	9,586,367	[c]	9,586,367
Total Investments (cost $279,328,389)	102.8%		377,199,534
Liabilities, Less Cash and Receivables	(2.8%)		(10,114,615)
Net Assets	100.0%		367,084,919
SPDR—Standard & Poor's Depository Receipt

[a] Non-income producing security.
[b] Security, or portion thereof, on loan. At March 31, 2017, the value of the fund’s securities on loan was $23,052,512 and the value of the collateral held by the fund was $23,518,557, consisting of cash collateral of $9,586,367 and U.S. Government & Agency securities valued at $13,932,190.
[c] Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Semiconductor Equipment	15.3
Internet Software & Services	14.5
Application Software	13.5
Systems Software	12.4
Internet Retail	10.5
Computer Storage & Peripherals	8.8
Money Market Investments	6.4
Electronic Components	5.3
Communications Equipment	5.1
Data Processing & Outsourced Services	2.7
Automobile Manufacturers	2.3
Media	2.0
IT Consulting & Other Services	2.0
Exchange-Traded Funds	1.0
Health Care Equipment	1.0
102.8
† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Investment Portfolios, Technology Growth Portfolio
March 31, 2017 (Unaudited)

The following is a summary of the inputs used as of March 31, 2017 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	327,997,772	-	-	327,997,772
Equity Securities—
Foreign Common
Stocks†	21,946,641	-	-	21,946,641
Exchange-Traded Funds	3,699,821	-	-	3,699,821
Registered Investment
Companies	23,555,300	-	-	23,555,300

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

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benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At March 31, 2017, accumulated net unrealized appreciation on investments was $97,871,145, consisting of $98,573,969 gross unrealized appreciation and $702,824 gross unrealized depreciation.

At March 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Investment Portfolios

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    May 15, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    May 15, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    May 15, 2017

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)